Class A, B, C, R, Y and Investor | Invesco Low Volatility Equity Yield Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, B, C, R, Y and Investor Invesco Low Volatility Equity Yield Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R, Y and Investor Invesco Low Volatility Equity Yield Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%	1.43%	0.93%	1.18%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, B, C, R, Y and Investor Invesco Low Volatility Equity Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	696	906	1,242	2,059
Class C	296	606	1,042	2,254
Class R	146	452	782	1,713
Class Y	95	296	515	1,143
Investor Class	120	375	649	1,432

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, B, C, R, Y and Investor Invesco Low Volatility Equity Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	664	904	1,163	1,903
Class B	196	606	1,042	2,059
Class C	196	606	1,042	2,254
Class R	146	452	782	1,713
Class Y	95	296	515	1,143
Investor Class	120	375	649	1,432

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.

The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.

The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark-relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2013): 16.89% Best Quarter (ended March 31, 2012): 13.77% Worst Quarter (ended December 31, 2008): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, B, C, R, Y and Investor Invesco Low Volatility Equity Yield Fund		1 Year	5 Years	Since Inception	Inception Date
Class A shares		10.48%	(1.52%)	1.25%	Mar. 31, 2006
Class A shares Return After Taxes on Distributions		10.27%	(2.24%)	0.63%	Mar. 31, 2006
Class A shares Return After Taxes on Distributions and Sale of Fund Shares		7.09%	(1.48%)	0.89%	Mar. 31, 2006
Class B shares		11.04%	(1.42%)	1.36%	Mar. 31, 2006
Class C shares		15.06%	(1.13%)	1.34%	Mar. 31, 2006
Class R shares		16.61%	(0.62%)	1.86%	Mar. 31, 2006
Class Y shares	[1]	17.18%	(0.15%)	2.28%	Oct. 03, 2008
Investor Class shares	[1]	16.93%	(0.38%)	2.11%	Apr. 25, 2008
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	3.64%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[2]	16.42%	1.92%	3.79%
Lipper Equity Income Index	[3]	13.70%	1.27%	3.21%
Lipper Large-Cap Core Funds Index	[3]	15.32%	0.97%	2.97%
[1]	Class Y shares’ and Investor Class shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
[2]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.
[3]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.